Net financial expenses/(income) - Narrative (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Dec. 17, 2019
FCA and PSA Merger
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Benefit from remeasurement of financial liability recognised upon commitments			€ 57	€ 17
Share repurchase, liability recognised				€ 668	€ 446	€ 685
Number of shares cancelled (in shares)					20.7
FCA and PSA Merger | Dongfeng Group
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Share repurchase, commitment (in shares)						30.7
Net foreign exchange loss	€ 198	€ 68	€ 14